Exhibit 99.4

Rebuttal Findings 09.14.2026

Seller:

Deal ID:

Total Loan Count: 595

Loans by Grade in Population
Loan Grade	Count	Percentage
1	553	92.94%
2	27	4.54%
3	15	2.52%

Trade Summary
Loan Status	Count	Percentage
Review Complete	582	97.82%
In Rebuttal	13	2.18%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	28	13	13	15	13	0	0	0	15	0	13
2	27	0	0	0	0	0	0	0	0	27	0
1	540	0	0	0	0	0	0	0	0	0	540

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2	1
Compliance	29	3	0	26	0	0	26	3
NC rate spread home loan test	19	0	0	19	0	0	19	0
Occupancy issue	2	2	0	0	0	0	0	2
CT nonPrime Home Loan Test	7	0	0	7	0	0	7	0
Borrower Name mismatch	1	1	0	0	0	0	0	1
Credit	10	10	0	0	0	0	0	10
Tru payroll document missing	7	7	0	0	0	0	0	7
Paystub Missing	3	3	0	0	0	0	0	3
Valuation	17	15	0	2	15	0	2	0
Appraisal - is not supported within a 10% variance	14	14	0	0	14	0	0	0
Appraisal - Value is not supported within a 10% variance but matched with adjusted Value	2	0	0	2	0	0	2	0
The secondary valuation document is missing in the package	1	1	0	0	1	0	0	0